UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010_

Check here if Amendment [X]; Amendment Number: _1____
 This Amendment (Check only one.):       [X] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		J.A. Glynn & Co.
Address:	9841 Clayton Road
		St. Louis, MO 63124

Form 13F File Number:  28-04485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Roberta J. Maue
Title:	VP
Phone:	314-997-1277
Signature, Place, and Date of Signing:

Roberta J. Maue	St Louis MO		November 30, 2011

Report Type (Check only one.):

[x ]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	124

Form 13F Information Table Value Total:	$271,409
                                         (thousands)





List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                          <c>            Value x       <c>    Voting Authority
SECURITY                                                  TYPE CUSIP     $1,000QUANTITYMGRS   SOLE    SHARED  NONE
A T & T Corp. Liberty Media Convertible Mortgage Backed BoCONV 530715AG6    444  779000         484000          295000
Adobe Systems Inc                                         COM  00724f101    956   31051          21431            9620
Agco Corp Convertible Sr Sub Nt                           CONV 001084AM4    222  164000         134000           30000
Agrium Inc. ADR                                           COM  008916108  6,691   72923          64203            8720
Air Products & Chemicals Inc.                             COM  009158106    914   10047           6972            3075
Airtran Holdings Inc. Convertible Notes                   CONV 00949PAB4    299  300000         150000          150000
Akamai Technologies Inc.                                  COM  00971T101  5,836  124034         108330           15704
Alcon Inc                                                 COM  H01301102    255    1560            395            1165
Amazon.com Inc.                                           COM  023135106  7,660   42553          36034            6519
Amer Oriental Bioengineering                              COM  028731107     27   11160           1285            9875
Apple Inc                                                 COM  037833100  9,864   30579          26071            4508
Automatic Data Processing                                 COM  053015103  1,082   23374          16659            6715
Baidu Inc. Spons ADR                                      COM  056752108  4,034   41794          36419            5375
Bank of America Corporation                               COM  060505104    364   27306          20475            6831
Barrett Bill Corp. Convertible Senior Note                CONV 06846NAA2    642  625000         385000          240000
Beckman Coulter Inc. Convertible Senior Note              CONV 075811AD1    641  562000         338000          224000
Becton Dickinson                                          COM  075887109  1,246   14742           9577            5165
Berkshire Hathaway Inc. Class B                           COM  084670702    229    2863            753            2110
BHP Billiton PLC Spon ADR                                 COM  05545E209    201    2500           2500               0
Bristol Myers Squibb Company                              COM  110122108    312   11800          11800               0
Broadcom Corp. Cl. A                                      COM  111320107  7,501  172247         150437           21810
Bucyrus International Inc. Class A                        COM  118759109  1,526   17070          17070               0
Cal Dive Intl Inc Sr Nt Convertible                       CONV 127914AB5    356  369000         259000          110000
Canadian National Railway Co.                             COM  136375102  1,216   18299          12174            6125
Caterpillar Inc.                                          COM  149123101  7,755   82796          72251           10545
Ceco Environmental Corp.                                  COM  125141101    113   18910           1710           17200
Cerner Corp.                                              COM  156782104    876    9243           5763            3480
Chesapeake Energy Corp.                                   COM  165167107    655   25281          18986            6295
Chesapeake Energy Corp. Convertible Contingent Sr. Nt.    CONV 165167BW6    268  270000         146000          124000
Cisco Systems Inc                                         COM  17275R102  1,110   54878          39648           15230
Coca-Cola Company                                         COM  191216100    695   10565           6430            4135
Colgate Palmolive Co.                                     COM  194162103  1,153   14347          10397            3950
Commerce Bancshares Inc.                                  COM  200525103    255    6428           6428               0
Companhia de Bebidas Das Amers ADR                        COM  20441w203  5,808  187160         154490           32670
Concho Res Inc                                            COM  20605P101    219    2500           2500               0
ConocoPhillips                                            COM  20825C104    210    3086           1086            2000
CreditCorp Ltd.                                           COM  G2519Y108  3,158   26561          23186            3375
Cummins Engine Inc.                                       COM  231021106  7,410   67360          58830            8530
CVS/Caremark Corporation                                  COM  126650100  1,005   28905          20910            7995
Discover Financial Services Inc                           COM  254709108  4,991  269332         235082           34250
Discovery Communications Inc. New Ser. A                  COM  25470F104  5,893  141316         123284           18032
Disney Walt Co.                                           COM  254687106  1,060   28253          18341            9912
Ebay Inc.                                                 COM  278642103  2,755   99010          82135           16875
EMC Corporation Mass                                      COM  268648102  4,254  185777         160747           25030
Emerson Electric Co                                       COM  291011104  7,391  129281         109578           19703
Entropic Communications Inc                               COM  29384R105    160   13250          13250               0
EOG Resources Inc.                                        COM  26875p101    976   10677           7787            2890
Euro Tech Holding Company Ltd.                            COM  G32030101     41   33383           4005           29378
Express Scripts Inc                                       COM  302182100  3,529   65287          51735           13552
F5 Networks Inc.                                          COM  315616102  7,793   59875          52288            7587
Fedex Corporation                                         COM  31428X106  6,050   65050          56837            8213
Fifth Third Bancorp                                       COM  316773100  2,307  157175         129715           27460
Fiserv Inc                                                COM  337738108  1,048   17894          11589            6305
Franklin Resources Inc                                    COM  354613101  1,050    9446           5986            3460
Freeport McMoran Copper & Gold Class B                    COM  35671D857  6,053   50402          43972            6430
Furmanite Corporation                                     COM  361086101     77   11200              0           11200
Gilead Sciences Inc                                       COM  375558103    525   14490           9465            5025
Goldcorp Inc New                                          COM  380956409    208    4520            520            4000
Goldman Sachs Group Inc                                   COM  38141g104  1,015    6036           3951            2085
Goodrich Pete Corp Sr Nt Convertible                      CONV 382410AC2    262  269000         185000           84000
Google Inc  Class A                                       COM  38259P508  4,394    7398           6478             920
H. J. Heinz Co.                                           COM  423074103  5,000  101088          89823           11265
Hanover Compressor Co Convertible Sr Nt                   CONV 410768AE5    397  402000         192000          210000
Hershey Co.                                               COM  427866108  1,227   26015          20195            5820
Hornbeck Offshore Services Convertible Senior Note        CONV 440543AE6    266  290000         195000           95000
Intel Corporation                                         COM  458140100    460   21895          16660            5235
Intl. Business Machines Corp.                             COM  459200101  1,177    8017           5682            2335
Intuit Inc.                                               COM  461202103  4,171   84614          73869           10745
Ishares Barclays TIPS Bd Fd Protected Secs                ETF  464287176    444    4131           3990             141
ISHARES IBOXX Investment Grade Corp Bd Fd                 ETF  464287242    433    3993           3854             139
IShares MSCI EAFE Index Fund                              ETF  464287465  2,056   35313          32753            2560
IShares MSCI Emerging Markets                             ETF  464287234    206    4330           4330               0
Ishares Russell 1000 Growth Index Fund                    ETF  464287614  1,077   18802          18802               0
IShares Russell 2000 Index Fund                           ETF  464287655  2,052   26223          26223               0
IShares Tr. IBoxx High Yield Corp. Bd. Fd.                ETF  464288513    246    2726           2543             183
Johnson & Johnson                                         COM  478160104  1,057   17083          12268            4815
Juniper Networks Inc.                                     COM  48203R104  4,522  122487         106887           15600
Kimberly Clark Corp.                                      COM  494368103    240    3805           3805               0
Liberty Media Corp. Convertible Notes                     CONV 530715AL5    147  267000          67000          200000
Lifepoint Hosps. Hldgs. Inc. Convertible Sr. Sub. Note    CONV 53219LAH2    306  303000         103000          200000
Marathon Oil Corp.                                        COM  565849106  4,417  119285         102150           17135
McDonalds Corp.                                           COM  580135101  1,299   16918          11588            5330
Medtronic Inc. Convertible Senior Note                    CONV 585055AM8    460  457000         240000          217000
Micron Technology Convertible Senior Note                 CONV 595112AH6    218  231000         186000           45000
Microsoft Corporation                                     COM  594918104  1,143   40953          27898           13055
Motorola Inc.                                             COM  620076109  6,462  712505         621790           90715
Nabors Inds. Inceuticals Gtd. Sr. Exchangeable Nt.        CONV 629568AP1    298  300000         200000          100000
NASDAQ QMX Group Convertible Sr Nt                        CONV 631103AA6    313  316000         291000           25000
National Oilwell Varco Inc                                COM  637071101  1,032   15343          11488            3855
NetApp Inc                                                COM  64110D104  8,646  157308         137380           19928
Netflix Com Inc.                                          COM  64110l106  4,560   25955          22685            3270
NII Holdings Inc.  Convertible Notes                      CONV 62913FAJ1    388  395000         299000           96000
Oracle Corporation                                        COM  68389X105  1,192   38086          26846           11240
Orbit International Corp.                                 COM  685559304     55   14640           1690           12950
Paccar Inc                                                COM  693718108  7,406  128973         113337           15636
Parker-Hannifin Corp                                      COM  701094104    984   11403           7060            4343
Peabody Energy Corporation                                COM  704549104  6,064   94778          83013           11765
Pepsico Inc.                                              COM  713448108  1,163   17809          12329            5480
Perrigo Company                                           COM  714290103  3,993   63058          56358            6700
PHC Inc. Class A                                          COM  693315103     44   26565           3065           23500
Pitney Bowes Inc.                                         COM  724479100    241    9970           9970               0
Procter & Gamble Co.                                      COM  742718109  1,222   18992          14342            4650
Qualcomm Inc.                                             COM  747525103  7,357  148649         125424           23225
Rovi Corp                                                 COM  779376102  1,581   25488          20908            4580
S&P 500 Depositary Receipt                                ETF  78462F103    580    4612           4612               0
Schlumberger Ltd.                                         COM  806857108    832    9968           7477            2491
Smucker J M Co. New                                       COM  832696405  3,394   51695          45021            6674
SPDR Gold Trust Gold Shares                               ETF  78463V107    705    5081           5081               0
Starbucks Corporation                                     COM  855244109  8,115  252558         212043           40515
Suncor Energy Inc.                                        COM  867224107    838   21877          15099            6778
Synergetics USA Inc.                                      COM  87160g107     52   11189              0           11189
Target Corporation                                        COM  87612E106  1,216   20223          13558            6665
Tech Data Corp. Convertible Subordinated Deb. 144A        CONV 878237AE6    238  229000         111000          118000
Transocean Inc.                                           COM  H8817H100    565    8134           6223            1911
TTM Technologies Inc Convertible Sr Nt                    CONV 87305RAC3    419  350000         275000           75000
Unisource Energy Corp Convertible Sr Nt                   CONV 909205AB2    551  520000         315000          205000
Verizon Communications                                    COM  92343V104    313    8754           2129            6625
Versar Inc.                                               COM  925297103     98   28281           2430           25851
Walgreen Co.                                              COM  931422109    324    8313           4733            3580
Watson Pharmaceutical Inc.                                COM  942683103  7,295  141242         118970           22272
Weatherford International Ltd.                            COM  H27013103  4,858  213090         183220           29870
Whiting Pete Corp. New                                    COM  966387102  5,636   48090          41975            6115
Whole Foods Market Inc.                                   COM  966837106  4,022   79505          69390           10115
Wright Med Group Inc Convertible Senior Nt                CONV 98235TAA5    296  315000         215000          100000